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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2011

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Singapore Technologies Telemedia Pte Ltd
Address:      51 Cuppage Road #09-01
              Singapore 229469

Form 13F File Number: 28-14097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Pek Siok Lan
Title:   Company Secretary
Phone:   +65 6723 8668

Signature, Place, and Date of Signing:

/s/ Pek Siok Lan             Singapore                   3 February 2012

--------------------------   -------------------------   -----------------------
[Signature]                  [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             2
                                                   -------------

Form 13F Information Table Entry Total:                        1
                                                   -------------

Form 13F Information Table Value Total:               US$857,971
                                                   -------------
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number          Name

    1.     28-14098                      STT Communications Ltd
    2.     28-                           STT Crossing Ltd
              -------------

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
                                                     FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
     --------           --------    --------    --------            --------          --------   --------           --------
                                                 VALUE         SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS   CUSIP     (x$1000)       PRN AMT    PRN  CALL  DISCRETION  MANAGER      SOLE       SHARED NONE
  --------------     --------------   -----     --------       -------    ---  ----  ----------  -------      ----       ------ ----
LEVEL 3
COMMUNICATIONS, INC.    COM NEW     52729N308  857,971        50,498,593  SH         DEFINED      1,2        50,498,593

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